Notes to the Consolidated Statements of Operations - Cost of sales (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes to the Consolidated Statements of Operations
Amortization and depreciation			€ (9,993)	€ (11,489)
Cost of sales | Operative expenses
Notes to the Consolidated Statements of Operations
Personnel	€ (9,024)	€ (9,371)	(21,420)	(17,559)
Materials	(28,711)	(8,096)	(34,080)	(12,630)
Third-party services	(1,095)	(6,386)	(22,461)	(11,839)
Maintenance and lease	(536)	(534)	(1,733)	(1,115)
Amortization and depreciation	(1,074)	(1,049)	(2,103)	(2,219)
Other	(283)	(418)	(616)	(1,127)
Total	€ (40,723)	€ (25,854)	€ (82,412)	€ (46,489)